Memorandum

Incapital Unit Trust, Series 60

File No. 333-198270

The Prospectus and the Indenture filed with Amendment No. 2 to the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of securities on November 20, 2014 and to set forth certain data based thereon. In addition, there are a number of other changes from the Prospectus as originally filed.

An effort has been made to set forth below certain of the changes and also to reflect all changes by marking the Prospectus submitted with the Amendment.

The Prospectus

Part A. The date of the Prospectus has been updated.

Part A. The principal investment strategy was revised to specify what the closed-end funds may invest in

Part A. The risk disclosures were added for small- and mid-cap companies, foreign securities and preferred securities. In addition, the utilities sector risk was revised to state that the trust is concentrated in the utilities sector.

Part A. The “Essential Information” and “Fee Table” sections, including applicable footnotes, have been updated.

Part A. The period over which the deferred sales charge will be collected has been updated.

Part A. The Trust Portfolio(s) and the related footnotes have been updated.

Part A. The Statement(s) of Financial Condition and the related footnotes have been updated.

Part A. The Report of Independent Registered Public Accounting Firm has been updated.

Part B. The date of the Prospectus has been updated.

Back Cover. The date of the Prospectus has been updated.

Chapman and Cutler LLP

Chicago, Illinois

November 20, 2014